Consolidated cash flow statement (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow statement
Interest received, classified as operating activities	£ 23,186	£ 26,254	£ 21,784
Interest paid, classified as operating activities	34,016	16,124	10,310
Balances with banks and other regulatory authorities	£ 4,893	£ 4,717	£ 3,360